Acquisition of Eastmain and transfer of Peruvian properties (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Exploration and evaluation costs	$ 15,355	$ 3,658
Fees, salaries and other employee benefits	3,694	4,319
Legal and professional fees	1,983	562
Office and administration	606	667
Operating expenses	23,739	11,295
Foreign exchange loss	(14)	(60)
Other expenses	39	0
Loss from discontinued operations	$ 0	3,490
Peruvian exploration projects spin out | Discontinued Operations
Statement [Line Items]
Exploration and evaluation costs		2,892
Fees, salaries and other employee benefits		243
Legal and professional fees		101
Office and administration		92
Operating expenses		3,328
Project investigation costs		136
Foreign exchange loss		26
Other expenses		(162)
Loss from discontinued operations		$ 3,490